Stock-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Options Outstanding and Exercisable	The following tables summarize information related to Cenovus’s stock-based compensation plans:
	Units Outstanding	Units Exercisable
As at June 30, 2019	(thousands)	(thousands)
NSRs	32,214	24,546
PSUs	6,864	-
RSUs	8,666	-
DSUs	1,541	1,541

The weighted average exercise price of NSRs as at June 30, 2019 was $22.79.

	Units Granted	Units Vested and Exercised/ Paid Out
For the six months ended June 30, 2019	(thousands)	(thousands)
NSRs	3,744	(59)
PSUs	2,511	-
RSUs	2,489	(1,108)
DSUs	241	(73)

Summary of Stock-Based Compensation

The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
NSRs	2	2	5	4
PSUs	4	9	2	(2)
RSUs	4	8	13	7
DSUs	-	4	5	5
Stock-Based Compensation Expense (Recovery)	10	23	25	14
Stock-Based Compensation Costs Capitalized	5	7	9	5
Total Stock-Based Compensation	15	30	34	19